JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.2% (a)
Alabama — 2.8%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,556
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	7,250	7,863
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	2,000	2,160
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	3,215	3,389
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	933
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,000	1,001
Southeast Energy Authority A Cooperative District Project No. 6 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,530	5,879
Total Alabama		23,781
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,111
Northern Tobacco Securitization Corp., Senior Lien Series 2021A, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,061
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	7,355	840
Total Alaska		3,012
Arizona — 1.3%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,422
Series 2023A, Rev., 5.25%, 11/1/2053	2,000	2,042
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000	929
City of Buckeye, GO, 5.25%, 7/1/2050	1,210	1,302
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2037	1,600	1,859
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2030	1,625	1,791
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	358
Series 2018A, Rev., 5.00%, 7/1/2037	200	202
Total Arizona		10,905
California — 7.7%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565	2,694
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,500	2,674
Series 2025F, Rev., 5.00%, 11/1/2033	2,000	2,190
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	5,800	6,360
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	691
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	117
Series 2020A, Rev., 4.00%, 6/1/2034	510	511
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,198
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	500	501
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,852
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,325
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	882

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Sutter Health
Series 2016B, Rev., 4.00%, 11/15/2041	1,725	1,692
Series 2017A, Rev., 4.00%, 11/15/2048	2,000	1,838
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025 B, Rev., 12.00%, 11/2/2026 ‡ (c)	3,610	2,888
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,044
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	500	490
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2026 (b)	150	151
Series 2018A, Rev., 5.00%, 8/1/2027 (b)	150	154
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,875	2,875
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,891
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,153
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,000	1,941
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	980	887
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,823
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,015
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	3,445	3,588
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	476
Mt San Antonio Community College District Series 2013A, GO, 0.00%, 8/1/2043	7,150	7,255
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,730
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,568
Total California		64,454
Colorado — 2.8%
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	934
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation, Rev., 5.00%, 9/1/2062	2,000	1,934
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	2,000	2,148
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,465
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,328
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,144
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,283
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,087
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	1,037
Denver Health and Hospital Authority
Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,624
Fort Collins-Loveland Water District
Rev., 5.00%, 12/1/2039	1,000	1,143
Rev., 5.00%, 12/1/2044	400	434
Rev., 5.00%, 12/1/2045	325	351
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	975

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,250	2,463
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	1,000	705
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,525
Total Colorado		23,580
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	155
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	989
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	501
Total Delaware		1,490
District of Columbia — 2.1%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,239
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,866
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (b)	1,130	1,106
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,197
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,085
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000	2,114
Total District of Columbia		17,607
Florida — 3.3%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000	956
Series 2024B, Rev., 0.00%, 6/1/2062 (b)	26,250	3,494
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,736
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042 (e)	2,055	2,045
Series 2025A, Rev., 4.50%, 10/1/2051 (e)	1,000	977
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	2,000	2,177
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	4,000	3,320
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	230
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000	1,023
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	2,000	2,088
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,052
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.85%, 12/1/2025 (c)	1,000	1,000
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,062
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	1,974
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2050	2,000	2,142
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	1,500	1,416
Total Florida		27,692
Georgia — 5.5%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,000	1,008
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	2,500	2,278

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,222
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2050	1,000	1,097
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	2,000	2,013
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000	1,003
Douglas County School District, GO, 5.00%, 4/1/2037	900	1,059
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	3,025	3,365
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	285	288
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	6,500	6,629
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	3,000	3,238
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	6,770	7,261
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,195	3,447
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,500	1,647
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	4,974
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 2.90%, 12/1/2025 (c)	3,500	3,500
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2035	300	343
Series 2025C, Rev., A.G., 5.00%, 6/1/2036	250	283
Series 2025C, Rev., A.G., 5.00%, 6/1/2037	235	264
Series 2025A, Rev., 5.25%, 6/1/2061	1,000	1,002
Total Georgia		45,921
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	1,000	1,108
Idaho — 0.4%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,132
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,869
Total Idaho		3,001
Illinois — 6.0%
Chicago Board of Education Series 2016A, GO, 7.00%, 12/1/2025	3,745	3,745
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,786
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,301
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,027
Chicago O'Hare International Airport, Senior Lien Series 2024A, Rev., AMT, 5.25%, 1/1/2040	3,560	3,888
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	2,500	2,577
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,041
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,050
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,445	1,554
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	661
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000	998
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,500	1,547

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 12/1/2046	305	306
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 12/1/2025 (c)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,358
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	1,000	1,102
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	915	989
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,128
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,351
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,505
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,536
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,513
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,647
GO, 4.00%, 6/1/2037	45	45
Series 2025D, GO, 5.00%, 9/1/2039	2,000	2,164
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,052
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	1,000	1,039
Total Illinois		50,410
Indiana — 1.1%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	431
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	2,000	2,047
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,465
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,505
Total Indiana		9,273
Iowa — 0.3%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed
Series 2021A-2, Rev., 4.00%, 6/1/2049	1,000	852
Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	11,805	1,765
Total Iowa		2,617
Kentucky — 1.0%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	4,000	4,184
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,375
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,133
Kentucky State Property and Building Commission, Project No. 133 Series A, Rev., 4.25%, 9/1/2045	1,750	1,720
Total Kentucky		8,412
Louisiana — 2.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2035	800	928
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,140	854
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	587

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,623
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,573
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,066
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.85%, 12/1/2025 (c)	10,000	10,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,259
Total Louisiana		18,890
Maine — 0.2%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,247
Maryland — 0.5%
County of Howard Series 2025A, GO, 4.00%, 8/15/2042	1,820	1,835
Maryland State Transportation Authority Series 2021A, Rev., 5.00%, 7/1/2046	2,015	2,103
Total Maryland		3,938
Massachusetts — 2.6%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,272
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025F, GO, 5.00%, 8/1/2050	5,000	5,285
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	1,014
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2025W, Rev., 4.25%, 7/1/2055	2,000	1,921
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,051
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2060	2,500	2,596
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,721
Massachusetts School Building Authority, Dedicated Sales Tax Series 2025A, Rev., 5.00%, 2/15/2045	1,000	1,076
Total Massachusetts		21,936
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	285
Series 2021A, GO, 4.00%, 4/1/2042	350	326
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.50%, 7/1/2050	2,125	2,317
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	2,075	1,914
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,383
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000	867
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,650	1,744
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	5,000	4,996
Total Michigan		16,832
Minnesota — 0.1%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	970	1,082
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	75	75
Total Minnesota		1,177

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 0.4%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	863
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 2.90%, 12/1/2025 (c)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., A.G., 6.88%, 12/1/2040	1,000	1,017
Total Mississippi		2,930
Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,021
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,003
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.80%, 12/1/2025 (c)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	675	639
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	905	986
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,167
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,890	2,893
Total Missouri		7,959
Montana — 0.1%
City of Forsyth, Northwestern Corp, Colstrip Projects, Rev., 3.88%, 7/1/2028	1,000	1,015
Nebraska — 1.2%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2035	1,500	1,650
Series 2017A, Rev., 5.00%, 9/1/2042	750	805
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	7,625	8,022
Total Nebraska		10,477
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025 B, Rev., AMT, 12.00%, 11/2/2026 ‡ (c)	725	580
New Hampshire — 0.6%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.09%, 1/20/2041 (c)	1,740	1,726
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	351	349
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,050
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,121
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,055
Total New Hampshire		5,301
New Jersey — 3.9%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	2,000	2,013
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	243
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,836
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,263
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,696

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2022BB, Rev., 4.00%, 6/15/2038	2,500	2,528
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,128
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	938
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,972
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	985
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,055
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	995
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,484
Series 2018B, Rev., 5.00%, 6/1/2046	3,770	3,660
Total New Jersey		32,796
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,550	1,568
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,006
Total New Mexico		3,574
New York — 12.0%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	341
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	1,000	1,062
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	484
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,216
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	911
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	1,982
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	6,000	6,101
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,800	1,852
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,148
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,070
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	2,030	2,080
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,339
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,244
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 2.85%, 12/1/2025 (c)	750	750
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	2,000	2,317
New York City Transitional Finance Authority Building Aid, Fiscal Year 2026 Series 2026S-1, Rev., 5.00%, 7/15/2043	4,000	4,337
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	5,000	5,189
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 4.25%, 5/1/2054	1,000	954
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,444
New York Power Authority, Green Transmission Project Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,254
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,235
New York State Dormitory Authority, Mount Sinai Obligated Group
Rev., 5.00%, 7/1/2045	2,000	2,031
Rev., 5.25%, 7/1/2050	2,250	2,268

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,049
New York State Dormitory Authority, Rockland Boces Issue, Rev., 4.25%, 8/15/2050	2,000	1,941
New York State Dormitory Authority, Sales Tax
Series 2025A, Rev., 4.25%, 3/15/2048	1,750	1,712
Series 2025A, Rev., 5.25%, 3/15/2050	1,000	1,072
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,000	2,302
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2025C, Rev., 5.00%, 3/15/2037	1,300	1,509
New York State Dormitory Authority, State Sales Tax
Series 2018A, Rev., 5.00%, 3/15/2037	40	42
Series 2024B, Rev., 5.00%, 3/15/2049	5,000	5,242
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,970	2,032
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,339
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,063
Rev., AMT, 5.00%, 1/1/2034	1,125	1,149
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,461
Rev., AMT, 4.38%, 10/1/2045	1,200	1,131
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,821
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	1,000	948
Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,049
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,100	1,037
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500	1,500
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	992
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,332
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2025A-1, Rev., 5.00%, 11/15/2037	1,500	1,739
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,119
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	943
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	934
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	2,000	1,623
Total New York		100,840
North Carolina — 2.9%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Recover Project Series 2020A, Rev., 4.20%, 5/1/2034	2,000	2,067
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2033	930	1,064
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,412
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	2,105	2,105
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,000
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,220	1,319
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,248

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	1,000	1,143
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,140
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	251
State of North Carolina Series 2025A, Rev., 5.00%, 5/1/2039	1,500	1,710
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	9,000	9,000
Total North Carolina		24,459
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,485
Ohio — 2.8%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2039	1,000	1,126
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,579
Series 2020B-2, Rev., 5.00%, 6/1/2055	5,965	5,023
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	11,770	1,031
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	209
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,916
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	200	190
Grandview Heights City School District, GO, 5.00%, 12/1/2054	2,700	2,830
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,721
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	208
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	500	500
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,121
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	941
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055 (e)	1,000	1,016
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,062
Total Ohio		23,473
Oklahoma — 0.8%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	2,000	2,008
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,125
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.25%, 4/1/2050	3,400	3,683
Total Oklahoma		6,816
Oregon — 1.4%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,602
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,281
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.80%, 12/1/2025 (c)	3,250	3,250
Total Oregon		12,133
Pennsylvania — 3.3%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,186
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	116
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	5,000	5,017
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,500	1,727

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,541
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	351
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	3,000	2,684
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,000	964
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,873
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,520
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	855	905
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,450	1,570
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,482	1,630
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,133
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2041	2,330	2,334
Total Pennsylvania		27,551
Puerto Rico — 1.4%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	6,300	1,296
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,046
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	885
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,484
Series A-1, Rev., 5.00%, 7/1/2058	6,150	5,982
Total Puerto Rico		11,693
Rhode Island — 0.4%
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2045	2,020	2,172
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	997
Total Rhode Island		3,169
South Carolina — 1.0%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 12/9/2025	2,085	2,086
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project, Rev., 5.25%, 11/15/2050 (e)	2,000	2,066
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,665	2,890
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	1,020
Total South Carolina		8,062
Tennessee — 3.3%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,056
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project, Rev., FHA, 5.00%, 10/1/2027 (c)	3,000	3,094
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265	1,209
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,490
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,011
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,617
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,335	1,411

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,597
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,110	10,299
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	995	1,094
Total Tennessee		27,878
Texas — 8.0%
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	2,000	2,262
Carrollton-Farmers Branch Independent School District, Unlimited Tax, GO, PSF-GTD, 4.75%, 2/15/2050	3,600	3,704
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,077
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,646
City of Austin, GO, 5.00%, 9/1/2042	2,250	2,489
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	2,003
Series 2025B, Rev., AMT, 5.50%, 7/15/2036 (e)	1,700	1,837
Series 2025B, Rev., AMT, 5.50%, 7/15/2037 (e)	2,000	2,154
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,100	2,102
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	2,500	2,998
City of San Antonio Series 2024C, Rev., 5.50%, 2/1/2049	1,000	1,085
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,000	2,002
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,250	1,335
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055 (e)	2,500	2,470
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,966
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	375	362
Crowley Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2046 (e)	1,000	1,063
GO, PSF-GTD, 4.25%, 2/1/2047 (e)	1,000	979
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,539
Johnson City Independent School District Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,227
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,443
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,154
Midland Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2040	3,170	3,210
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,673
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2036	1,500	1,781
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,250	2,174
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,133
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c) (e)	1,000	1,115
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,000	1,876
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	3,500	3,888
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	3,000	3,308
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	1,000	976
Texas Water Development Board, State Water Implementation Fund Series 2024A, Rev., 4.25%, 10/15/2051	1,000	970
Total Texas		67,001

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,084
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,257
Series 2023A, Rev., 5.00%, 7/1/2036	1,000	1,105
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	2,000	2,060
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	980	1,094
Total Utah		6,600
Vermont — 0.0% ^
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	360	359
Virginia — 1.0%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	1,435	1,452
Virginia Port Authority, Rev., 5.00%, 7/1/2045	1,200	1,281
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,004
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	961
Total Virginia		8,698
Washington — 2.3%
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2046	2,005	1,945
State of Washington
Series 2026A, GO, 5.00%, 8/1/2037	3,000	3,476
Series 2024C, GO, 5.00%, 2/1/2049	2,000	2,104
State of Washington Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,216
State of Washington, Various Purpose Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,666
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	2,052
Washington Health Care Facilities Authority, Commonspirit Health Series 2025A, Rev., 5.25%, 9/1/2050	1,000	1,045
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (b)	860	845
Rev., 4.00%, 12/1/2048 (b)	1,190	1,079
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	1,956
Total Washington		19,384
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,015
Wisconsin — 4.0%
Public Finance Authority, Rev., AMT, 5.75%, 12/31/2065	3,500	3,630
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,423
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	1,698	1,678
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	771
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (b)	2,686	1,899
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,034
Rev., AMT, 5.75%, 7/1/2049	2,000	2,093
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,576

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Rev., 5.38%, 6/15/2057	775	769
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.80%, 12/1/2025 (c)	13,600	13,600
Wisconsin Department of Transportation Series 2025 1, Rev., 5.00%, 7/1/2037	1,500	1,755
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,045
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,500	1,514
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	120	120
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,030	1,111
Total Wisconsin		34,018
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., A.G., 4.00%, 6/1/2041	600	604
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	985	1,066
Total Wyoming		1,670
Total Municipal Bonds (Cost $790,086)		808,374
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
1/23/2026 at USD 130.00, American Style
Notional Amount: USD 190,000
Counterparty: Exchange-Traded *	1,900	89
U.S. Treasury 30 Year Bond
1/23/2026 at USD 140.00, American Style
Notional Amount: USD 190,000
Counterparty: Exchange-Traded *	1,900	22
Total Call Options Purchased (Cost $415)		111
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (f) (g) (Cost $34,807)	34,806	34,809
Total Investments — 100.3% (Cost $825,308)		843,294
Liabilities in Excess of Other Assets — (0.3)%		(2,668)
NET ASSETS — 100.0%		840,626

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	152	03/20/2026	USD	17,228	38
U.S. Treasury Long Bond	64	03/20/2026	USD	7,516	46
					84
Short Contracts
U.S. Treasury 10 Year Ultra Note	(48)	03/20/2026	USD	(5,577)	(22)
U.S. Treasury Ultra Bond	(24)	03/20/2026	USD	(2,903)	(22)
					(44)
					40

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	3,800	USD 380,000	USD 135.00	1/23/2026	(89)
Total Written Options Contracts (Premiums Received $ (297))						(89)

Abbreviations
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$23,781	$—	$23,781
Alaska	—	3,012	—	3,012
Arizona	—	10,905	—	10,905
California	—	61,566	2,888	64,454
Colorado	—	23,580	—	23,580
Connecticut	—	155	—	155
Delaware	—	1,490	—	1,490
District of Columbia	—	17,607	—	17,607
Florida	—	27,692	—	27,692
Georgia	—	45,921	—	45,921
Guam	—	1,108	—	1,108
Idaho	—	3,001	—	3,001
Illinois	—	50,410	—	50,410
Indiana	—	9,273	—	9,273
Iowa	—	2,617	—	2,617
Kentucky	—	8,412	—	8,412
Louisiana	—	18,890	—	18,890
Maine	—	1,247	—	1,247
Maryland	—	3,938	—	3,938
Massachusetts	—	21,936	—	21,936
Michigan	—	16,832	—	16,832
Minnesota	—	1,177	—	1,177
Mississippi	—	2,930	—	2,930
Missouri	—	7,959	—	7,959
Montana	—	1,015	—	1,015
Nebraska	—	10,477	—	10,477
Nevada	—	—	580	580
New Hampshire	—	5,301	—	5,301
New Jersey	—	32,796	—	32,796
New Mexico	—	3,574	—	3,574
New York	—	100,840	—	100,840
North Carolina	—	24,459	—	24,459
North Dakota	—	1,485	—	1,485
Ohio	—	23,473	—	23,473
Oklahoma	—	6,816	—	6,816
Oregon	—	12,133	—	12,133
Pennsylvania	—	27,551	—	27,551
Puerto Rico	—	11,693	—	11,693
Rhode Island	—	3,169	—	3,169
South Carolina	—	8,062	—	8,062
Tennessee	—	27,878	—	27,878
Texas	—	67,001	—	67,001
Utah	—	6,600	—	6,600
Vermont	—	359	—	359

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Virginia	$—	$8,698	$—	$8,698
Washington	—	19,384	—	19,384
West Virginia	—	1,015	—	1,015
Wisconsin	—	34,018	—	34,018
Wyoming	—	1,670	—	1,670
Total Municipal Bonds	—	804,906	3,468	808,374
Options Purchased	111	—	—	111
Short-Term Investments
Investment Companies	34,809	—	—	34,809
Total Investments in Securities	$34,920	$804,906	$3,468	$843,294
Appreciation in Other Financial Instruments
Futures Contracts	$84	$—	$—	$84
Depreciation in Other Financial Instruments
Futures Contracts	$(44)	$—	$—	$(44)
Options Written
Call Options Written	(89)	—	—	(89)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(49)	$—	$—	$(49)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$57,116	$330,897	$353,204	$—	$—	$34,809	34,806	$883	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.